CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real estate
Land	$ 2,055,802	$ 1,915,667
Real estate, gross	10,837,728	9,894,426
Accumulated depreciation and amortization	(1,190,170)	(796,296)
Real estate, net	9,647,558	9,098,130
Liabilities
Financing liabilities, net	175,100	174,400
Redeemable non-controlling interests	21,467	21,467
Successor [Member]
Real estate
Land	2,055,802	1,915,667
Buildings and improvements	8,781,926	7,978,759
Real estate, gross	10,837,728	9,894,426
Accumulated depreciation and amortization	(1,190,170)	(796,296)
Real estate, net	9,647,558	9,098,130
Investments in and advances to unconsolidated joint ventures	9,205	16,038
Cash and cash equivalents	113,915	103,098
Restricted cash	75,457	90,160
Marketable securities	22,104	24,883
Receivables, net	178,505	156,944
Deferred charges and prepaid expenses, net	105,522	95,118
Other assets	19,650	19,358
Total assets	10,171,916	9,603,729
Liabilities
Debt obligations, net	5,981,289	6,499,356
Financing liabilities, net	175,111	174,440
Accounts payable, accrued expenses and other liabilities	709,529	632,112
Total liabilities	6,865,929	7,305,908
Redeemable non-controlling interests	21,467	21,467
Commitments and contingencies	0	0
Equity
Preferred stock, $0.01 par value; authorized 300,000,000 shares; 0 and 125 shares outstanding	0	0
Common stock, $0.01 par value; authorized 3,000,000,000 shares; 229,689,960 and 182,242,460 shares outstanding	2,297	1,822
Additional paid in capital	2,543,690	1,746,271
Accumulated other comprehensive loss	(6,812)	(39)
Distributions in excess of accumulated loss	(196,707)	(26,559)
Total stockholders' equity	2,342,468	1,721,495
Non-controlling interests	942,052	554,859
Total equity	3,284,520	2,276,354
Total liabilities and equity	$ 10,171,916	$ 9,603,729